WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.7%
Education - 10.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$571,657
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,298,169
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,779,549
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,333,306
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,821,450
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,568,894
New York State Dormitory Authority Revenue:
Fordham University	4.000%	7/1/46	5,000,000	5,790,904
New York University , Series A, Refunding	4.000%	7/1/46	6,000,000	7,164,944
New York University, NATL, Series A	5.750%	7/1/27	5,540,000	6,417,385
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,278,852
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/32	520,000	661,750
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,409,873
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,589,167
Non-State Supported Debt, Series C, Refunding	4.000%	7/1/37	986,000	1,206,746
Series A, Refunding, AGM	5.000%	10/1/31	2,800,000	3,619,691
Series A, Refunding, AGM	5.000%	10/1/32	1,725,000	2,225,415
Series A, Refunding, AGM	5.000%	10/1/33	1,675,000	2,156,192
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	1,250,000	1,605,816
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	1,250,000	1,602,750
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,280,283

Total Education				55,382,793

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 3.5%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	$2,750,000	$3,416,682
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	1,147,081
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,036,101
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A, Refunding	4.000%	2/15/45	1,775,000	2,094,888
Health Systems, Series A, Refunding	4.000%	2/15/48	880,000	1,035,348
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,450,258
Oneida County, NY, Local Development Corp, Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,892,837
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,412,190
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,870,805

Total Health Care				18,356,190

Housing - 0.2%
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,119,785

Industrial Revenue - 9.3%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,551,074	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue:
Lincoln Center for Performing Arts, Inc., Series A, Refunding	5.000%	12/1/32	2,000,000	2,613,188
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/33	2,000,000	2,422,958
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/34	2,000,000	2,414,066
Lincoln Center for Performing Arts, Inc., Series A, Refunding	4.000%	12/1/35	1,250,000	1,504,455

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	$4,000,000	$4,546,928
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,095,000	2,296,664	(a)
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	10,500,000	15,611,989
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,700,000	2,056,024	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/34	900,000	1,142,197	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	800,000	1,009,387	(b)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	600,000	692,763	(b)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/36	2,205,000	2,804,996
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	5.000%	12/1/37	2,400,000	3,046,345
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	1,900,000	2,197,475
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,634,452	(a)(b)

Total Industrial Revenue				49,544,961

Leasing - 1.7%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	2,500,000	2,816,706
New York State Dormitory Authority Revenue, Non-State Supported Debt, School Districts Financing Program, Series A, AGM	5.000%	10/1/31	5,000,000	6,303,536

Total Leasing				9,120,242

Local General Obligation - 1.3%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,217,616
New York City, NY, GO, Series F-1	5.000%	3/1/44	4,500,000	5,767,404

Total Local General Obligation				6,985,020

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 2.1%
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	$9,000,000	$11,089,219

Power - 4.0%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,633,408	(c)(d)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,506,478	(c)(d)
Series B, Refunding	5.000%	9/1/46	7,000,000	8,219,166
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,500,000	1,498,125	*(e)
Series A	5.050%	7/1/42	230,000	229,713	*(e)
Series XX	5.250%	7/1/40	2,320,000	2,325,800	*(e)
Series ZZ, Refunding	5.250%	7/1/18	600,000	588,750	*(f)

Total Power				21,001,440

Pre-Refunded/Escrowed to Maturity - 1.1%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,156,648	(g)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,113,232	(g)
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,113,232	(g)
Series B, Refunding	5.000%	2/15/43	10,000	12,343	(g)
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,191,900	(g)
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,432,572	(g)

Total Pre-Refunded/Escrowed to Maturity				6,019,927

Solid Waste/Resource Recovery - 1.4%
Rockland County, NY, Solid Waste Management Authority Revenue:
Green Bonds, Series A	4.000%	12/15/41	1,115,000	1,316,724	(b)
Green Bonds, Series A	4.000%	12/15/46	2,500,000	2,919,766	(b)
Green Bonds, Series A	4.000%	12/15/51	2,500,000	2,909,871	(b)

Total Solid Waste/Resource Recovery				7,146,361

Special Tax Obligation - 22.8%
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	15,000,000	17,570,410
Series C-1	4.000%	5/1/45	4,000,000	4,714,070
Series S	4.000%	5/1/44	10,000,000	11,813,994

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York City, NY, TFA Revenue, Future Tax Secured, Fiscal 2017	4.000%	5/1/36	$1,500,000	$1,688,468
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,869,967
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	9,000,000	11,055,273
Series B, Refunding	5.000%	2/15/43	7,490,000	9,036,755
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	11,684,824
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	10,670,000	13,263,988
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,725,564
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	14,323,597
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	8,541,062
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	666,623
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	231,934
Restructured, Series A-1	4.550%	7/1/40	150,000	171,391
Restructured, Series A-1	5.000%	7/1/58	3,300,000	3,828,188
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,129,298
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,554,993
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,655,000	1,658,917
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	600,000	604,934

Total Special Tax Obligation				121,134,250

State General Obligation - 0.1%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	800,000	721,000	*(e)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 32.0%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	$1,000,000	$1,126,299	(b)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,161,968	(b)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,314,144	(b)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	11,898,710
MTA, NY, Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,505,550
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1	5.000%	11/15/47	3,710,000	4,518,174
Green Bonds, Series B, Refunding	5.000%	11/15/26	4,085,000	4,859,480
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	1,365,000	1,533,940
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,718,206
Green Bonds, Series D	4.000%	11/15/48	500,000	569,884
Green Bonds, Series D-3	4.000%	11/15/49	500,000	569,087
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,841,875
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	3,430,322
Series A-2	5.000%	5/15/30	4,000,000	5,078,297	(c)(d)
Series B, Refunding	5.000%	11/15/37	285,000	331,306
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,819,701
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,000,000	5,744,155
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	1,900,000	2,071,727	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,455,000	7,760,820	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	4,325,000	5,191,638	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	10,569,995	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	2,070,146	(b)

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 189, Refunding	5.000%	5/1/45	$5,000,000	$5,660,375
Consolidated Series 221	4.000%	7/15/50	4,500,000	5,150,399	(b)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,623,432	(b)
Consolidated Series 226, Refunding	5.000%	10/15/38	3,500,000	4,533,383	(b)
Series 193, Refunding	5.000%	10/15/32	9,380,000	10,767,146	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,078,760	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,629,268	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A, Refunding	0.000%	11/15/29	16,235,000	14,139,985
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,121,915
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,804,843
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	750,000	955,986
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	2,000,000	2,344,750
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	5,100,000	6,465,146

Total Transportation				169,960,812

Water & Sewer - 6.8%
Buffalo Sewer Authority, NY, Revenue, Green Bond, BAM	4.000%	6/15/51	750,000	851,500
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,148,350
Series A, Refunding	5.000%	7/1/29	250,000	286,994
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	6,015,007
Second General Resolution, Series FF,
Refunding	5.000%	6/15/40	5,000,000	6,176,480
Series DD	5.000%	6/15/47	5,000,000	5,949,386
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	5,326,688
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,622,959
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	1,500,000	1,782,768	(a)
Western Nassau County, NY, Water Authority Revenue, Green Bonds, Series A	4.000%	4/1/51	1,500,000	1,770,046

Total Water & Sewer				35,930,178

TOTAL MUNICIPAL BONDS (Cost - $470,544,328)				513,512,178

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (h) - 1.2%
Special Tax Obligation - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $6,375,338)

	4.000%	3/15/41	$5,455,000	$6,415,757

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $476,919,666)				519,927,935

SHORT-TERM INVESTMENTS - 2.0%
MUNICIPAL BONDS - 2.0%
Tax Allocation - 0.8%
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA-TD Bank N.A.	0.070%	11/1/29	4,325,000	4,325,000	(i)(j)

Transportation - 0.4%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.070%	11/1/31	2,200,000	2,200,000	(i)(j)

Water & Sewer - 0.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.080%	6/15/33	1,300,000	1,300,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.070%	6/15/49	2,600,000	2,600,000	(i)(j)

Total Water & Sewer				3,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,425,000)				10,425,000

TOTAL INVESTMENTS - 99.9% (Cost - $487,344,666)				530,352,935

TOB Floating Rate Notes - (0.8)%				(4,090,000)
Other Assets in Excess of Liabilities - 0.9%				4,643,509

TOTAL NET ASSETS - 100.0%				$530,906,444

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2021 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	December 31, 2021

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of December 31, 2021.

(f)	The maturity principal is currently in default as of December 31, 2021.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
GO	— General Obligation
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

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Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$513,512,178	—	$513,512,178
Municipal Bonds Deposited in
Tender Option Bond Trust	—	6,415,757	—	6,415,757

Total Long-Term Investments	—	519,927,935	—	519,927,935

Short-Term Investments†	—	10,425,000	—	10,425,000

Total Investments	—	$530,352,935	—	$530,352,935

†	See Schedule of Investments for additional detailed categorizations.

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